Loans and advances to customers - Schedule of changes in loss allowance and gross carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (243,203)	€ (193,716)
Impairment at end of year	(283,497)	(243,203)	€ (193,716)
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(1,036,349)	(1,036,004)
Impairment at end of year	(1,054,069)	(1,036,349)	(1,036,004)
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	13,212	13,847	12,235
Exchange differences and other changes	947	(168)	(418)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	286	226
Impairment at end of year	349	286	226
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,788	22,684
Impairment at end of year	22,125	22,788	22,684
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,788	22,684	22,964
Write-offs	(13,212)	(13,847)	(12,235)
Exchange differences and other changes	(1,059)	(12)	279
Impairment at end of year	22,125	22,788	22,684
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,550	8,753
Impairment at end of year	8,037	8,550	8,753
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,238	13,931
Impairment at end of year	14,088	14,238	13,931
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,788	22,684	22,964
To stage 2 from stage 1	2,050	2,258	2,333
To stage 3 from stage 1	4,163	3,873	4,029
To stage 3 from stage 2	1,853	1,901	1,380
To stage 1 from stage 2	616	756	679
To stage 2 from stage 3	415	638	533
To stage 1 from stage 3	133	157	152
Net changes of the exposure and modifications in the credit risk	6,706	7,530	5,298
Write-offs	(13,212)	(13,847)	(12,235)
Exchange differences and other changes	(1,059)	(60)	279
Impairment at end of year	22,125	22,788	22,684
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	3,596	3,626	4,188
To stage 2 from stage 1	(626)	(696)	(713)
To stage 3 from stage 1	(385)	(405)	(557)
To stage 1 from stage 2	(109)	(149)	(215)
To stage 1 from stage 3	(23)	(27)	(9)
Net changes of the exposure and modifications in the credit risk	755	875	414
Exchange differences and other changes	(179)	20	70
Impairment at end of year	3,293	3,596	3,626
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	4,954	5,127	5,226
To stage 2 from stage 1	2,676	2,954	3,046
To stage 3 from stage 2	(1,591)	(1,820)	(1,802)
To stage 1 from stage 2	725	905	894
To stage 2 from stage 3	(278)	(282)	(400)
Net changes of the exposure and modifications in the credit risk	(704)	(557)	(1,056)
Exchange differences and other changes	(144)	(127)	207
Impairment at end of year	4,744	4,954	5,127
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,238	13,931	13,550
To stage 3 from stage 1	4,548	4,278	4,586
To stage 3 from stage 2	3,444	3,721	3,182
To stage 2 from stage 3	693	920	933
To stage 1 from stage 3	156	184	161
Net changes of the exposure and modifications in the credit risk	6,655	7,212	5,940
Write-offs	(13,212)	(13,847)	(12,235)
Exchange differences and other changes	(736)	47	2
Impairment at end of year	€ 14,088	€ 14,238	€ 13,931